RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended
	May 22, 2019	Jun. 18, 2018	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Note payable related party			$ 12,000	$ 12,000	$ 12,000	$ 5,500
Lline of credit			$ 398,470	398,470	398,470	$ 143,470
Line of credit expiration date			May 05, 2022
Kona Gold, LLC
Principal amount			$ 20,000
Note payable related party			13,000	14,500	19,000
Periodic payment		$ 3,994	$ 500
Maturity date			Apr. 30, 2021
Line of credit from related party			$ 1,500,000
Lline of credit			$ 1,232,151	992,151	42,151
Line of credit expiration date			Apr. 04, 2021
Gold Leaf, LLC
Principal amount			$ 70,000
Note payable related party			64,000	65,500	$ 59,500
Periodic payment	$ 5,000		$ 500
Maturity date			Mar. 31, 2021
Line of credit from related party			$ 200,000
Lline of credit			$ 120,120	$ 100,000
Line of credit expiration date			Aug. 29, 2021